UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2013
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
           --------------------------------------------------
Address:   712 Fifth Avenue, 44th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

Form 13F File Number:      028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
           --------------------------------------------------
Title:      Portfolio Manager
           --------------------------------------------------
Phone:      (212) 993-7040
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Jason Capello          New York, NY             May 15, 2013
------------------------  -------------------------  --------------------
      [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             22
                                               -------------

Form 13F Information Table Value Total:         $2,159,530
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        NONE



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

                                                 Form 13F Information Table

          Column 1         Column 2   Column 3  Column 4       Column 5       Column 6  Column 7           Column 8
------------------------- ----------- --------- --------  ------------------ ---------- -------- -----------------------------
                            Title                 Value   Shares or Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer      of Class   CUSIP     (x$1000)   Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
------------------------- ----------- --------- --------  --------- --- ---- ---------- -------- --------- --------- ---------

AIRGAS INC                  COM      009363102  209,317  2,110,900  SH        SOLE             2,110,900

AUTOZONE INC                COM      053332102  105,744    266,512  SH        SOLE               266,512

C H ROBINSON WORLDWIDE
INC                         COM NEW  12541W209   46,082    775,000  SH        SOLE               775,000

DOLLAR GEN CORP NEW         COM      256677105  173,732  3,434,799  SH        SOLE             3,434,799

ECOLAB INC                  COM      278865100  154,836  1,931,100  SH        SOLE             1,931,100

EXPEDITORS INTL WASH INC    COM      302130109   89,325     25,000  SH CALL   SOLE                25,000

FMC TECHNOLOGIES INC        COM      30249U101   11,477    211,022  SH        SOLE               211,022

GOOGLE INC                  CL A     38259P508   13,581     17,100  SH        SOLE                17,100

HOME DEPOT INC              COM      437076102  137,396  1,968,987  SH        SOLE             1,968,987

LYONDELLBASELL
INDUSTRIES N                SHS -A-  N53745100   49,050    775,000  SH        SOLE               775,000

MICHAEL KORS HLDGS LTD      SHS      G60754101   56,790     10,000  SH PUT    SOLE                10,000

MICHAEL KORS HLDGS LTD      SHS      G60754101   65,309  1,150,000  SH        SOLE             1,150,000

MONSANTO CO NEW             COM      61166W101   50,834    481,250  SH        SOLE               481,250

NATIONAL OILWELL VARCO INC  COM      637071101  225,045  3,180,850  SH        SOLE             3,180,850

NVR INC                     COM      62944T105  132,962    123,100  SH        SOLE               123,100





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


          Column 1         Column 2   Column 3  Column 4       Column 5       Column 6  Column 7           Column 8
------------------------- ----------- --------- --------  ------------------ ---------- -------- -----------------------------
                            Title                 Value   Shares or Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer      of Class   CUSIP     (x$1000)   Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
------------------------- ----------- --------- --------  --------- --- ---- ---------- -------- --------- --------- ---------

O REILLY AUTOMOTIVE INC NEW COM      67103H107  102,444  1,000,049  SH         SOLE            1,000,049

PRICELINE COM INC           COM      741503403   13,488     19,600  SH         SOLE               19,600

SALLY BEAUTY HLDGS INC      COM      79546E104   85,805  2,920,516  SH         SOLE            2,920,516

SCHLUMBERGER LTD            COM      806857108  219,053  2,925,000  SH         SOLE            2,925,000

UNITED PARCEL SERVICE INC   CL B     911312106   57,983    675,000  SH         SOLE              675,000

WILLIAMS COS INC DEL        COM      969457100  137,853  3,680,000  SH         SOLE            3,680,000

                            SPON ADR
YPF SOCIEDAD ANONIMA        CL D     984245100   21,424  1,499,200  SH         SOLE            1,499,200



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